Offerings - Offering: 1	Dec. 22, 2025 USD ($)
Offering:
Rule 457(o)	true
Security Type	Equity
Maximum Aggregate Offering Price	$ 5,750,000
Offering Note
(1)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the common stock underlying underwriter’s warrants and the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.

(2)	Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(3)

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.

(4)	No fee required pursuant to Rule 457(g) under the Securities Act.
(5)

Represents common stock underlying warrants issuable to the underwriter to purchase a number of common stock equal to 5% of the total number of common stock sold in this offering, including the underwriter’s over-allotment option, at an exercise price equal to 110% of the public offering price of the common stock sold in this offering.